Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions						1 Months Ended	3 Months Ended				9 Months Ended
	Mar. 01, 2024 shares $ / shares	Jan. 01, 2024 USD ($) shares	Feb. 01, 2023 shares $ / shares	Jan. 01, 2023 USD ($) shares $ / shares	Jan. 01, 2022 USD ($) shares	Jan. 31, 2021 shares	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2023 EUR (€) shares	Sep. 30, 2024 $ / shares	Jan. 01, 2024 EUR (€)	Dec. 31, 2023 $ / shares	Jan. 01, 2023 EUR (€)	Dec. 31, 2022 $ / shares	Jan. 01, 2022 EUR (€)	Dec. 31, 2021 $ / shares	Jan. 01, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €							€ 3.4	€ 4.2			€ 8.1	€ 19.4
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued, price per share (in dollars per share) | $ / shares													$ 17.39		$ 16.33		$ 26.23		$ 24.5
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted					$ 19.0													€ 17.9
Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted		$ 8.0												€ 7.3
January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted				$ 7.5												€ 7.0
January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, other equity instruments granted		$ 9.3												€ 8.4
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)											476,552	761,544
New awards granted in the period (in shares)											1,443,081	1,296,137
New awards granted in the period (in shares)											1,443,081	1,296,137
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				152,695
Liabilities from share-based payment transactions (in shares)				73,120
Shares issued, price per share (in dollars per share) | $ / shares				$ 17.24
Restricted shares | Management Award 2019 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				79,575
Restricted shares | Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			414,859
Liabilities from share-based payment transactions (in shares)			192,079
Shares issued, price per share (in dollars per share) | $ / shares			$ 17.77
Restricted shares | Management Award 2020 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	256,687		222,780
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				193,990
Liabilities from share-based payment transactions (in shares)				83,209
Shares issued, price per share (in dollars per share) | $ / shares				$ 17.24
Restricted shares | January 1, 2018 | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				110,781
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
EBITDA and cumulative net sales tranches as percent of total award																				3750.00%
Share price tranche as percent of total award																				2500.00%
Incremental fair value granted, modified share-based payment arrangements									$ 9.0	€ 8.5
New awards granted in the period (in shares)						820,202
New awards granted in the period (in shares)						820,202
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements									$ 11.4	€ 10.8
New awards granted in the period (in shares)					1,140,518
New awards granted in the period (in shares)					1,140,518
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)				1,209,137
New awards granted in the period (in shares)				1,209,137
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)		252,991		87,000
New awards granted in the period (in shares)		252,991		87,000
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)		1,190,090
New awards granted in the period (in shares)		1,190,090
Restricted shares | Management Award 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	476,552
Liabilities from share-based payment transactions (in shares)	219,865
Shares issued, price per share (in dollars per share) | $ / shares	$ 18.89
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)											476,552	193,990
New awards granted in the period (in shares)												0
New awards granted in the period (in shares)												0
Restricted shares | January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)												414,859
New awards granted in the period (in shares)												0
New awards granted in the period (in shares)												0
Restricted shares | January 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)											0	0
New awards granted in the period (in shares)											0	0
New awards granted in the period (in shares)											0	0
Restricted shares | January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)												0
New awards granted in the period (in shares)											0	0
New awards granted in the period (in shares)											0	0
Restricted shares | Other Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)											0	0
New awards granted in the period (in shares)											252,991	87,000
New awards granted in the period (in shares)											252,991	87,000
Restricted shares | January 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)											0	0
New awards granted in the period (in shares)											0	1,209,137
New awards granted in the period (in shares)											0	1,209,137
Restricted shares | January 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)											1,190,090
New awards granted in the period (in shares)											1,190,090